Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0001563568
Registrant Name	Envirotech Vehicles, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES